Offerings - Offering: 1	Nov. 07, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Ordinary shares, nominal value of CHF 0.01 per share
Amount Registered | shares	494,259
Proposed Maximum Offering Price per Unit	19.39
Maximum Aggregate Offering Price	$ 9,583,682.01
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,323.51
Offering Note	(1) Consists of 494,259 ordinary shares issuable upon the exercise of the warrant of Oculis Holding AG being registered for resale from time to time by the selling securityholder (Kreos Capital VII Aggregator SCSp) under this registration statement. (2) Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) under the Securities Act. The proposed maximum offering price per unit and proposed maximum aggregate offering price are based on the average of the high and low prices of the ordinary shares on The Nasdaq Stock Market on November 5, 2025 (such date being within five business days of the date that this registration statement on Form F-3 was filed with the U.S. Securities and Exchange Commission).